Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

www.drinkerbiddle.com

April 10, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          FlowStone Opportunity Fund (formerly, Cresset Private Markets Opportunity Fund) (the “Fund”) (File Nos. 812-14915; 333-225212)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement of the Fund on Form N-2 (the “Registration Statement”).  The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder. The purpose of this amendment is to make certain changes to the Registration Statement in response to the staff’s comments on the amended Registration Statement filed on February 28, 2019, and to register additional shares under the 1933 Act.

Questions and comments may be directed to the undersigned at (312) 569-1107 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ David L. Williams
David L. Williams